Boston Partners Global Sustainability Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Austria - 0.5%
ANDRITZ AG	963	$57,837

Belgium - 0.7%
Azelis Group NV	3,876	82,449

Bermuda - 2.1%
Everest Group Ltd.	445	173,964
Renaissance Holdings Ltd.	258	58,788
		232,752

Canada - 0.5%
Teck Resources Ltd. - Class B	1,116	58,088

Finland - 1.4%
Nordea Bank Abp	13,113	161,256

France - 12.0%
Airbus Group SE	1,161	197,487
Alten SA	891	114,809
Cie de Saint-Gobain SA	2,493	220,110
Eiffage SA	1,349	149,253
Rexel SA	7,474	227,133
Sanofi SA	889	87,034
SPIE SA	6,107	252,626
TotalEnergies SE	1,236	90,555
		1,339,007

Germany - 9.0%
BASF SE	2,094	110,828
Commerzbank AG	10,991	186,620
Deutsche Telekom AG	7,951	193,322
Infineon Technologies AG	2,771	112,110
Rheinmetall AG	370	213,275
Siemens AG	1,000	192,740
		1,008,895

Greece - 1.3%
Hellenic Telecommunications Organization SA	10,028	146,539

Ireland - 2.1%
AIB Group PLC	22,101	125,769
ICON PLC(a)	218	70,811
Ryanair Holdings PLC - ADR	304	36,979
		233,559

Italy - 0.9%
Iveco Group NV	7,891	94,620

Japan - 10.9%
Asahi Group Holdings Ltd.	3,400	124,734
Hitachi Ltd.	1,700	175,079
Honda Motor Co., Ltd.	5,000	56,618
Japan Post Holdings Co., Ltd.	8,300	80,149
Kansai Paint Co., Ltd.	10,600	177,011
Mitsubishi Heavy Industries Ltd.	9,500	83,104
Mitsubishi UFJ Financial Group, Inc.	5,500	58,419
Panasonic Holdings Corp.	6,500	57,413
Renesas Electronics Corp.	9,200	169,525
Sumitomo Mitsui Financial Group, Inc.	2,700	176,713
Takeda Pharmaceutical Co., Ltd.	2,200	58,575
		1,217,340

Netherlands - 3.9%
Aalberts NV	1,129	54,020
Heineken NV	650	65,220
ING Groep NV	9,813	175,312
Stellantis NV	4,275	94,796
STMicroelectronics NV	1,155	48,774
		438,122

Singapore - 0.6%
United Overseas Bank Ltd.	2,700	61,566

South Korea - 3.8%
Hana Financial Group, Inc.	2,166	96,724
KB Financial Group, Inc.	580	33,344
KT Corp.	4,228	112,886
Samsung Electronics Co., Ltd.	3,357	177,864
		420,818

Spain - 1.6%
Bankinter SA	20,185	178,298

United Kingdom - 10.8%
Hikma Pharmaceuticals PLC	4,298	106,261
Informa PLC	19,002	206,817
Marks & Spencer Group PLC	22,549	87,236
Melrose Industries PLC	22,636	179,121
NatWest Group PLC	27,731	112,180
Nomad Foods Ltd.	9,531	167,364
Tesco PLC	48,581	193,249
Weir Group PLC	3,129	85,509
WH Smith PLC	4,557	66,777
		1,204,514

United States - 35.7%(b)
Abbott Laboratories	1,088	111,183
AbbVie, Inc.	811	130,766
Advanced Micro Devices, Inc.(a)	285	47,566
Alphabet, Inc. - Class A(a)	1,336	230,460
American Express Co.	775	186,000
Amgen, Inc.	381	116,529
AutoZone, Inc.(a)	20	55,399
Bank of America Corp.	2,406	96,216
Booking Holdings, Inc.	46	173,712
Brinker International, Inc.(a)	2,233	157,717
Cencora, Inc.	866	196,210
Chubb Ltd.	632	171,158
Cigna Group	95	32,739
Dell Technologies, Inc. - Class C	1,116	155,749
Elevance Health, Inc.	238	128,158
Expedia Group, Inc.(a)	662	74,713
Fidelity National Information Services, Inc.	1,492	113,213
Halliburton Co.	4,502	165,223
Huntington Bancshares, Inc.	7,638	106,321
J M Smucker Co.	844	94,224
Johnson & Johnson	567	83,162
JPMorgan Chase & Co.	1,344	272,335
Keysight Technologies, Inc.(a)	421	58,300
Morgan Stanley	1,486	145,390
NOV, Inc.	3,750	70,575
Schlumberger Ltd.	3,405	156,255
Target Corp.	923	144,136
TE Connectivity Ltd.	445	66,616
UnitedHealth Group, Inc.	229	113,440
US Foods Holding Corp.(a)	3,454	182,475
Zimmer Biomet Holdings, Inc.	1,344	154,762
		3,990,702
TOTAL COMMON STOCKS (Cost $8,508,367)		10,926,362

SHORT-TERM INVESTMENTS - 0.9%
Tri-State Deposit, 5.45%(c)	104,635	104,635
TOTAL SHORT-TERM INVESTMENTS (Cost $104,635)		104,635

TOTAL INVESTMENTS - 98.7% (Cost $8,613,002)		$11,030,997
Money Market Deposit Account - 1.1%(d)		121,008
Other Assets in Excess of Liabilities - 0.2%		16,831
TOTAL NET ASSETS - 100.0%		$11,168,836

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	4,623,473	6,302,889	–	10,926,362
Short-Term Investments	–	104,635	–	104,635
Total Investments	4,623,473	6,407,524	–	11,030,997

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024 the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.